Financial and capital management - Change in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	$ (51)	$ (54)
Additions	(114)	(84)
Usage	103	91
Balance, December 31	(62)	(51)
Trade receivables | IFRS 9
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	0	(4)
Balance, December 31		0
Contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(73)	(90)
Additions	(28)	(19)
Usage	33	36
Balance, December 31	(68)	(73)
Current contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(35)
Balance, December 31	(32)	(35)
Noncurrent contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(38)
Balance, December 31	$ (36)	$ (38)